PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2016
PREPAYMENTS AND OTHER CURRENT ASSETS

6. PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets are as follows:

	December 31, 2015	December 31, 2016	December 31, 2016
	RMB	RMB	US$
			(Note 3)

Prepayments and deposits	3,220,205	6,385,707	919,733
Employee advances	2,717,027	1,927,824	277,664
Others	3,525,917	3,312,185	477,055

	9,463,149	11,625,716	1,674,452